Assets Held for Sale	9 Months Ended
Sep. 30, 2019
Assets Held for Sale [Abstract]
Disclosure of Long Lived Assets Held-for-sale [Table Text Block]
Assets Held for Sale
Assets held for sale at September 30, 2019 were $36.9 million. There were no vessels classified as held for sale at December 31, 2018.
In March 2019, the Company entered into agreements with unaffiliated third parties to sell the SBI Electra and SBI Flamenco, two 2015 Chinese built Kamsarmax vessels, for approximately $48.0 million